U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	___

Post-Effective Amendment No.	25

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No.	26
(Check appropriate box or boxes)

STADION INVESTMENT TRUST
Exact Name of Registrant as Specified in Charter

1061 Cliff Dawson Road, Watkinsville, Georgia  30677
 (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (513) 587-3400

Tina H. Bloom
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

(Name and Address of Agent for Service)

With copy to:
Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400

It is proposed that this filing will become effective: (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b);
[X]	on January 25, 2012 pursuant to paragraph (b);
[ ]	60 days after filing pursuant to paragraph (a)(1);
[ ]	on (date) pursuant to paragraph (a)(1);
[ ]	75 days after filing pursuant to paragraph (a)(2); or
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 24 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on October 13, 2011 and pursuant to Rule 485(a)(2) would have become effective on December 27, 2011.

This Post-Effective Amendment No. 25 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 25, 2012 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 25 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereto duly authorized, in the City of Watkinsville, and State of Georgia on this 23rd day of December 2011.

STADION INVESTMENT TRUST

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	/s/ Judson P. Doherty	December 23, 2011
	President/Chief Executive Officer	Date

	/s/ Timothy A. Chapman	December 23, 2011
	Treasurer/Chief Financial Officer	Date

	*	December 23, 2011
	Gregory L. Morris, Chairman of the Board	Date

	*	December 23, 2011
	James M. Baker, Trustee	Date

	*	December 23, 2011
	Norman A. McLean, Trustee	Date

	*	December 23, 2011
	Ronald C. Baum, Trustee	Date

* By:	/s/ Tina H. Bloom	December 23, 2011
	Tina H. Bloom, Attorney-in-Fact	Date